Consolidated Statements of Income and Comprehensive Income		12 Months Ended
		Mar. 31, 2023 HKD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 HKD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 HKD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares
Revenues
Accounting and corporate consultancy services		$ 9,786,400	$ 1,246,691	$ 14,669,200		$ 10,102,600
Taxation services		1,240,000	157,964	1,329,600		1,068,463
Company secretarial services		1,506,131	191,866	1,440,735		1,453,828
Total revenues		12,532,531	1,596,521	17,439,535		12,624,891
Operating expenses
Direct cost of revenues		3,063,399	390,247	2,979,001		2,367,420
Selling and marketing expenses		448,847	57,178	216,254		843,858
General and administrative expenses		2,101,371	267,696	2,134,177		1,623,817
(Recovery of) provision for doubtful accounts		266,728	33,979	252,196		(765,238)
Total operating expenses		5,880,345	749,100	5,581,628		4,069,857
Income from operations		6,652,186	847,421	11,857,907		8,555,034
Other income (expenses)
Interest expense						(66)
Other income		237,310	30,232	69,930		331,011
Total other income		237,310	30,232	69,930		330,945
Income before income tax		6,889,496	877,653	11,927,837		8,885,979
Income tax expense
Current		879,171	111,998	1,877,357		988,195
Deferred		(17,326)	(2,207)	(165,727)		292,603
Total income tax expense		861,845	109,791	1,711,630		1,280,798
Net income		6,027,651	767,862	10,216,207	$ 1,304,333	7,605,181	$ 978,207
Foreign currency translation adjustment		12,562	(3,707)
Comprehensive income		$ 6,040,213	$ 764,155	$ 10,216,207		$ 7,605,181
Weighted average number of ordinary shares
Basic (in Shares)	[1]	19,200,000	19,200,000	19,200,000	19,200,000	19,200,000	19,200,000
Earnings per share
Basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.31	$ 0.04	$ 0.53		$ 0.4

[1]	Giving retroactive effect to the 2 for 1 stock split effected on June 25, 2021.